RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

28.	EARNINGS PER SHARE

Basic earnings per share is calculated based on the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is normally computed based on the weighted average number of ordinary shares outstanding including the dilutive effect of latent stocks, taking into account the additional ordinary shares that would be issued if the Series A Preferred Shares were converted. For the years ended June 30, 2024, 2025 and 2026, the basic and diluted profit per share are as below. All amounts in below are in thousands, except for share and per share data.

	For the years ended June 30,
	2024		2025	2026	2026
	JPY’000		JPY’000	JPY’000	US$’000
Net profit attributable to equity owners of the parent	137,410		15,111	17,834	110

Weighted average shares outstanding - basic*	4,875,000	**	4,875,000	4,983,317	4,983,317
Earnings per share - basic*	28.19	**	3.10	3.58	0.02

Weighted average shares outstanding - diluted*	5,075,000	**	5,075,000	5,183,317	5,183,317
Earnings per share - diluted*	27.08	**	2.98	3.44	0.02

*	Giving retroactive effect to a share consolidation ratio of 10-for-1 on August 10, 2026 (Note 30)
**	Retrospectively restated for effect of share recapitalization (Note 1)

29.	RELATED PARTY BALANCES AND TRANSACTIONS

Relationship with related party

Name	Relationship
SBI Music Circus Co. (formerly known as Music Circus Co.)	An associate of the Company

Related party transactions consist of the following:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Revenue
SBI Music Circus Co.	—	135,890	164,885	1,014
Cost of revenue
SBI Music Circus Co.	—	30,977	58,288	358
Selling and marketing expenses
SBI Music Circus Co.	—	7,331	1,560	10

Capital contribution from the shareholder	30,000	379,364	—	—

Related party balances consist of the following:

	As of June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Accounts receivable
SBI Music Circus Co.	—	107	—	—
Accounts payable
SBI Music Circus Co.	—	12,900	17,073	105
Amount due to a related party
SBI Music Circus Co.	—	26,629	—	—

Compensation for key management personnel for the years ended June 30, 2024, 2025 and 2026 is presented as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Salaries and other short-term employee benefits	98,937	110,282	111,527	686

No other material transactions or balances existed with related party during the years presented.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS